FAIR VALUE MEASUREMENTS AND OTHER FINANCIAL INSTRUMENTS - Assets and liabilities measured on a recurring basis (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		$ (20.8)	$ (2.2)
Contingent consideration	$ (7.2)	(8.2)	(12.5)
Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		(20.8)
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2.9	118.4	12.4
Restricted cash and compensating balance deposits	7.3	8.8	14.0
Contingent consideration	(7.2)	(8.2)	(12.5)
Fair Value, Recurring | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(14.8)	(20.8)	6.5
Fair Value, Recurring | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(0.8)
Fair Value, Recurring | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(4.7)
Fair Value, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	2.9	118.4	12.4
Restricted cash and compensating balance deposits	7.3	8.8	14.0
Contingent consideration		0.0	0.0
Fair Value, Recurring | Level 1 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		0.0	0.0
Fair Value, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0.0	0.0
Restricted cash and compensating balance deposits		0.0	0.0
Contingent consideration		0.0	0.0
Fair Value, Recurring | Level 2 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(14.8)	(20.8)	6.5
Fair Value, Recurring | Level 2 | Interest rate caps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(0.8)
Fair Value, Recurring | Level 2 | Cross currency swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities	(4.7)
Fair Value, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents		0.0	0.0
Restricted cash and compensating balance deposits		0.0	0.0
Contingent consideration	$ (7.2)	(8.2)	(12.5)
Fair Value, Recurring | Level 3 | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities		$ 0.0	$ 0.0